Securitizations and Variable Interest Entities, Unconsolidated VIEs (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Securitizations and Variable Interest Entities Textual [Abstract]
Carrying value of delinquent loans eligible for repurchase	$ 556	$ 1,200
Principal amount that would be payable to securitization vehicles	556	1,200
VIEs that we do not consolidate [Member]
Variable Interest Entity [Line Items]
Total VIE assets	1,314,630	1,374,802
Carrying value – asset (liability)	25,094	28,467
Maximum exposure to loss	44,099	47,034
VIEs that we do not consolidate [Member] | Equity Interests [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	11,400	11,000
VIEs that we do not consolidate [Member] | Conforming residential mortgage loan securitization [Member]
Variable Interest Entity [Line Items]
Total VIE assets	1,098,103	1,172,833
Carrying value – asset (liability)	12,776	16,017
Maximum exposure to loss	13,840	17,371
VIEs that we do not consolidate [Member] | Other/nonconforming residential mortgage loan securitization [Member]
Variable Interest Entity [Line Items]
Total VIE assets	5,178	10,596
Carrying value – asset (liability)	158	510
Maximum exposure to loss	158	510
VIEs that we do not consolidate [Member] | Commercial mortgage loan securitizations [Member]
Variable Interest Entity [Line Items]
Total VIE assets	169,736	153,350
Carrying value – asset (liability)	3,345	3,240
Maximum exposure to loss	15,055	14,893
VIEs that we do not consolidate [Member] | Tax credit structures [Member]
Variable Interest Entity [Line Items]
Total VIE assets	39,091	35,185
Carrying value – asset (liability)	8,566	8,217
Maximum exposure to loss	14,527	13,507
VIEs that we do not consolidate [Member] | Other asset-based finance structures [Member]
Variable Interest Entity [Line Items]
Total VIE assets	1,355	1,520
Carrying value – asset (liability)	198	300
Maximum exposure to loss	311	412
VIEs that we do not consolidate [Member] | Other [Member]
Variable Interest Entity [Line Items]
Total VIE assets	1,167	1,318
Carrying value – asset (liability)	51	183
Maximum exposure to loss	208	341
VIEs that we do not consolidate [Member] | Debt and equity interests [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	16,807	19,004
Maximum exposure to loss	16,251	17,780
VIEs that we do not consolidate [Member] | Debt and equity interests [Member] | Conforming residential mortgage loan securitization [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	1,528	3,601
Maximum exposure to loss	972	2,377
VIEs that we do not consolidate [Member] | Debt and equity interests [Member] | Other/nonconforming residential mortgage loan securitization [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	6	453
Maximum exposure to loss	6	453
VIEs that we do not consolidate [Member] | Debt and equity interests [Member] | Commercial mortgage loan securitizations [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	2,239	2,409
Maximum exposure to loss	2,239	2,409
VIEs that we do not consolidate [Member] | Debt and equity interests [Member] | Tax credit structures [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	12,826	12,087
Maximum exposure to loss	12,826	12,087
VIEs that we do not consolidate [Member] | Debt and equity interests [Member] | Other asset-based finance structures [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	157	271
Maximum exposure to loss	157	271
VIEs that we do not consolidate [Member] | Debt and equity interests [Member] | Other [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	51	183
Maximum exposure to loss	51	183
VIEs that we do not consolidate [Member] | Servicing assets and advances [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	13,152	14,761
Maximum exposure to loss	13,152	14,761
VIEs that we do not consolidate [Member] | Servicing assets and advances [Member] | Conforming residential mortgage loan securitization [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	11,931	13,811
Maximum exposure to loss	11,931	13,811
VIEs that we do not consolidate [Member] | Servicing assets and advances [Member] | Other/nonconforming residential mortgage loan securitization [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	152	57
Maximum exposure to loss	152	57
VIEs that we do not consolidate [Member] | Servicing assets and advances [Member] | Commercial mortgage loan securitizations [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	1,069	893
Maximum exposure to loss	1,069	893
VIEs that we do not consolidate [Member] | Servicing assets and advances [Member] | Tax credit structures [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
VIEs that we do not consolidate [Member] | Servicing assets and advances [Member] | Other asset-based finance structures [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
VIEs that we do not consolidate [Member] | Servicing assets and advances [Member] | Other [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
VIEs that we do not consolidate [Member] | Derivatives [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	141	27
Maximum exposure to loss	143	78
VIEs that we do not consolidate [Member] | Derivatives [Member] | Conforming residential mortgage loan securitization [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
VIEs that we do not consolidate [Member] | Derivatives [Member] | Other/nonconforming residential mortgage loan securitization [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
VIEs that we do not consolidate [Member] | Derivatives [Member] | Commercial mortgage loan securitizations [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	80	(22)
Maximum exposure to loss	80	28
VIEs that we do not consolidate [Member] | Derivatives [Member] | Tax credit structures [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
VIEs that we do not consolidate [Member] | Derivatives [Member] | Other asset-based finance structures [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	61	49
Maximum exposure to loss	63	50
VIEs that we do not consolidate [Member] | Derivatives [Member] | Other [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
VIEs that we do not consolidate [Member] | Debt, guarantees and other commitments [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	(5,006)	(5,325)
Maximum exposure to loss	14,553	14,415
VIEs that we do not consolidate [Member] | Debt, guarantees and other commitments [Member] | Conforming residential mortgage loan securitization [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	(683)	(1,395)
Maximum exposure to loss	937	1,183
VIEs that we do not consolidate [Member] | Debt, guarantees and other commitments [Member] | Other/nonconforming residential mortgage loan securitization [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	0	0
VIEs that we do not consolidate [Member] | Debt, guarantees and other commitments [Member] | Commercial mortgage loan securitizations [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	(43)	(40)
Maximum exposure to loss	11,667	11,563
VIEs that we do not consolidate [Member] | Debt, guarantees and other commitments [Member] | Tax credit structures [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	(4,260)	(3,870)
Maximum exposure to loss	1,701	1,420
VIEs that we do not consolidate [Member] | Debt, guarantees and other commitments [Member] | Other asset-based finance structures [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	(20)	(20)
Maximum exposure to loss	91	91
VIEs that we do not consolidate [Member] | Debt, guarantees and other commitments [Member] | Other [Member]
Variable Interest Entity [Line Items]
Carrying value – asset (liability)	0	0
Maximum exposure to loss	$ 157	$ 158